Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Non-Controlling interest CNY (¥)	Treasury Stock CNY (¥) shares	Common Class A [Member] CNY (¥) shares	Common Class B [Member] CNY (¥) shares
Balance Beginning at Dec. 31, 2017	¥ (385,370)		¥ 31	¥ 5,901	¥ 0	¥ (392,036)	¥ 734
Balance Beginning (Shares) at Dec. 31, 2017 | shares			445,272,000
Net profit (loss) for the year	2,928					3,152	(224)
Share-based payment compensation	967			967
Redeemable preferred shares redemption value accretion	(29,118)			(29,118)
Beneficial conversion feature in connection with issuance of convertible bonds	25,028			25,028
Foreign currency translation	327				295		32
Balance Ending at Dec. 31, 2018	(385,238)		¥ 31	2,778	295	(388,884)	542
Balance Ending (Shares) at Dec. 31, 2018 | shares			445,272,000
Net profit (loss) for the year	14,968					14,902	66
Share-based payment compensation	94,960		¥ 2	94,958
Share-based payment compensation (Shares) | shares			38,038,373
Redeemable preferred shares redemption value accretion	(32,854)			(32,854)
Foreign currency translation	140				119		21
Others	(629)						¥ (629)
Balance Ending at Dec. 31, 2019	(308,653)		¥ 33	64,882	414	(373,982)
Balance Ending (Shares) at Dec. 31, 2019 | shares			483,310,373
Net profit (loss) for the year	(18,292)	$ (2,803)				(18,292)
Share-based payment compensation	35,880			35,880				¥ (2,063)	¥ 62	¥ 10
Share-based payment compensation (Shares) | shares								896,180	889,402,546	150,591,207
Redeemable preferred shares redemption value accretion	(4,274)			(4,274)
Foreign currency translation	(22,386)	$ (3,431)			(22,386)
Issuance of common shares upon Initial Public Offering ("IPO")	324,215			324,208					¥ 7
Issuance of common shares upon Initial Public Offering ("IPO") (Shares) | shares									105,000,000
Shares issued upon exercise of over-allotment option	4,852			4,851					¥ 1
Shares issued upon exercise of over-allotment option (Shares) | shares									1,449,060
Re-designation of common shares into Class A common shares and Class B common			¥ (33)						¥ 23	¥ 10
Re-designation of common shares into Class A common shares and Class B common shares (Shares) | shares			(483,310,373)						332,719,166	150,591,207
Conversion and re-designation of redeemable preferred shares into Class A common shares	458,901			458,870					¥ 31
Conversion and re-designation of redeemable preferred shares into Class A common shares (Shares) | shares									450,046,220
Repurchase of Class A common shares	(2,063)							¥ (2,063)
Repurchase of Class A common shares (Shares) | shares								896,180
Shares issued upon exercise of option	503			503
Shares issued upon exercise of option (Shares) | shares									188,100
Balance Ending at Dec. 31, 2020	¥ 468,683			¥ 884,920	¥ (21,972)	¥ (392,274)